Summary of Significant Accounting Policies - Net Loss per Common Share, Basic and Diluted (Detail) - USD ($)		2 Months Ended	3 Months Ended	11 Months Ended
		Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss		$ (25,788)	$ (104,909)	$ (2,728,854)
Less: net income attributable to common stock subject to redemption			(3,122)	(22,176)
Net loss attributable to common stockholders		$ (25,788)	$ (108,031)	$ (2,751,030)
Weighted-average common shares outstanding, basic and diluted	[1]	4,211,466	7,452,055	6,247,527
Net loss per share common share, basic and diluted		$ (0.01)	$ (0.01)	$ (0.44)

[1]	This number excludes the 750,000 Founder Shares (as described in Note 4) that were forfeited because the over-allotment option was not exercised by the Underwriters.